PREFERRED STOCK (Details Narratve) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 07, 2020	Dec. 09, 2019	Aug. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	May 07, 2020	Nov. 20, 2015
Accrued Dividends Payable					$ 107,880
Preferred Stock, Shares Authorized				19,300,000	19,300,000		25,000,000
Preferred Stock, Par Value				$ 0.00001	$ 0.00001
Asset Purchase Agreement [Member] | SOBR SAFE, LLC [Member]
Right Of Dividend		8.00%	8.00%
Convertible Preferred Stock Issuable						900,000
Series A-1 Convertible Preferred stock [Member]
Accrued Dividends Payable				$ 107,880
Preferred Stock, Shares Authorized		333,333		2,700,000	2,700,000
Preferred Stock, Par Value				$ 0.00001	$ 0.00001
Cumulative Dividends Rate				8.00%
Conversion Of Preferred Stock Shares	900,000
Converted Shares Of Common Stock	900,000
Preferred Stock Shares Sold					2,700,000
Minimum Conversion Rate							$ 5.01
Series A-1 Convertible Preferred stock [Member] | SOBR's Director company [Member] | Series A-1 Preferred Stock Purchase Agreement [Member] | SOBR SAFE, LLC [Member]
Preferred Stock, Shares Authorized		2,000,000	2,000,000
Authorized Shares Increased					2,700,000
Right Of Dividend		8.00%	8.00%
Shares Issuance Price		$ 1	$ 1
Preferences And Rights Of Preferred Stock		dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $3 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC)	dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $3 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC)
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized		1,000,000		3,000,000	3,000,000		3,000,000
Preferred Stock, Par Value				$ 0.00001	$ 0.00001		$ 0.00001
Acquire Convertible Preferred Stock		1,000,000
Preferred Stock Conversion Description					Series A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share